Stockholder Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholder Payable
Stockholder Payable

5. Stockholder Payable

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictated and during  the three months ended March 31, 2023 and 2022, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $327,000 and $319,000, respectively, and amounts returned during the same periods were $1,000 and $1,000, respectively. As of March 31, 2023 and, December 31, 2022, the stockholder payable balance outstanding was $8,658,000 and $8,331,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.

5. Stockholder Payable

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictated and during the years ended December 31, 2022 and 2021, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $1,308,000 and $1,457,000, respectively, and amounts returned during the same periods were $3,000 and $6,000, respectively. As of December 31, 2022 and, 2021, the stockholder payable balance outstanding was $8,331,000 and $7,026,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.